Employee Benefit Plans (Transactions Under the Restricted Stock Plan) (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted stock: shares	77,750
Granted: shares	41,800	17,500
Vested: shares	(36,750)
Forfeited: shares	(2,000)
Nonvested restricted stock: shares	80,800	77,750
Nonvested restricted stock: Average Grant Date Fair Value	$ 7.24
Granted: Average Grant Date Fair Value	9.45	$ 8.88
Vested: Average Grant Date Fair Value	6.88
Forfeited: Average Grant Date Fair Value	9.81
Nonvested restricted stock: Average Grant Date Fair Value	$ 8.50	$ 7.24